Investments In Affiliate - Summarized financial information of the affiliates (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 December 31, 2013 [Member]	Jun. 30, 2014 June 30, 2014 [Member]	Jun. 30, 2014 Six month period ended June 30, 2014 [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets			$ 49,072	$ 172,189
Current assets			3,184	10,501
Total assets of affiliates			52,256	182,690
Current liabilities			2,196	2,498
Voyage revenue	238,403	191,566			5,894
Net loss					$ (3,272)